21. COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments And Contingencies Tables
Schedule of Future minimum annual rent payments
Period ended June 30, 2017
July 1, 2017 – December 31, 2017	$550,090
2018	1,308,209
2019	1,327,992
2020	1,433,403
2021	1,449,019
Thereafter	4,675,844
$10,744,558

2017	$243,269
2018	184,820
2019	110,446
Total	$538,535